Stock-Based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense	$ 3.9	$ 3.9
Compensation expense related to outstanding Incentive Units, recognized over a weighted-average period		2 years 1 month 6 days
Incentive Units Time Based Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation award, method of measurement		Monte Carlo simulation valuation approach
Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation award, method of measurement		Black-Scholes option valuation model
Shares reserved for issuance	53,621,143	53,621,143
313 Acquisition LLC [Member] | Incentive Units Time Based Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation awards, description		The Incentive Units are subject to time-based and performance-based vesting conditions, with one-third subject to ratable time-based vesting over a five year period and two-thirds subject to the achievement of certain investment return thresholds by The Blackstone Group, L.P. and its affiliates
Stock appreciation rights ("SARs"), vesting period		5 years
313 Acquisition LLC [Member] | Incentive Units Time Based Awards [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation award, vesting percentage		33.33%
313 Acquisition LLC [Member] | Incentive Units Time Based Awards [Member] | Senior Management and Board [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incentive units issued as share-based compensation awards		73,962,836
313 Acquisition LLC [Member] | Incentive Units Time Based Awards [Member] | Chief Executive Officer and President [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incentive units issued as share-based compensation awards		42,169,456
313 Acquisition LLC [Member] | Incentive Units Performance Based Awards [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation award, vesting percentage		66.67%
313 Acquisition LLC [Member] | Incentive Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value of the outstanding units	$ 0.38	$ 0.38	$ 0.33
313 Acquisition LLC [Member] | Incentive Units [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected exercise term		5 years
Risk-free rate		1.88%
313 Acquisition LLC [Member] | Incentive Units [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility		65.00%
Expected exercise term		6 years
Risk-free rate		2.03%
Vivint [Member] | Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation awards, description		The SARs are subject to time-based and performance-based vesting conditions, with one-third subject to ratable time-based vesting over a five year period and two-thirds subject to the achievement of certain investment return thresholds by 313.
Unrecognized compensation expense	$ 1.1	$ 1.1
Compensation expense related to outstanding Incentive Units, recognized over a weighted-average period		3 years 2 months 12 days
Weighted average grant date fair value of the outstanding units	$ 0.25	$ 0.25	0.44
Incentive units issued as share-based compensation awards, outstanding	18,664,137	18,664,137
Expected dividends		0.00%
Vivint [Member] | Stock Appreciation Rights (SARs) [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility		65.00%
Expected exercise term		1 year 10 months 28 days
Risk-free rate		0.52%
Vivint [Member] | Stock Appreciation Rights (SARs) [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility		70.00%
Expected exercise term		6 years 6 months
Risk-free rate		2.07%
Vivint [Member] | Stock Appreciation Rights Time Based Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock appreciation rights ("SARs"), vesting period		5 years
Vivint [Member] | Stock Appreciation Rights Time Based Awards [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation award, vesting percentage		33.33%
Vivint [Member] | Stock Appreciation Rights Performance Based Awards [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation award, vesting percentage		66.67%
Vivint Wireless [Member] | Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock appreciation rights ("SARs"), vesting period	5 years
Expected volatility		65.00%
Unrecognized compensation expense	$ 0.2	$ 0.2
Compensation expense related to outstanding Incentive Units, recognized over a weighted-average period		2 years 5 months 12 days
Weighted average grant date fair value of the outstanding units	$ 6.02	$ 6.02	$ 2.30
Incentive units issued as share-based compensation awards, outstanding	81,000	81,000
Expected dividends		0.00%
Vivint Wireless [Member] | Stock Appreciation Rights (SARs) [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected exercise term		5 years 11 months 19 days
Risk-free rate		1.73%
Vivint Wireless [Member] | Stock Appreciation Rights (SARs) [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected exercise term		6 years 5 months 16 days
Risk-free rate		1.81%